Costs according to Type of Cost (Tables)	12 Months Ended
Dec. 31, 2022
Costs according to Type of Cost
Schedule of operating expenses

	Year Ended December 31,
	2022	2021	2020
Raw materials and consumables	3,179	—	—
Other external expenses	939,566	549,079	311,329
Personnel costs	248,952	164,206	68,943
Depreciation on equipment’s and right-of-use assets	12,913	34,433	2,823
Other operating expenses	23,074	6,344	—
Total	1,227,684	754,062	383,095